Document and Entity Information	Dec. 04, 2019
Cover [Abstract]
Entity Registrant Name	CAMBREX CORP
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000820081
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 04, 2019
Entity File Number	1-10638
Entity Tax Identification Number	22-2476135
Entity Address, Address Line One	One Meadowlands Plaza
Entity Address, City or Town	East Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07073
City Area Code	(201)
Local Phone Number	804-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common
Trading Symbol	CBM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false